Transactions with Related Parties - Sierra Investments Inc. (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 01, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 31, 2018
Weighted Average Interest Rate		5.26%	4.31%
Sierra Investments Inc. | Revolving Facility
Initiation date		May 23, 2017
Sierra Investments Inc. | Loan Facility Agreement
Initiation date		Oct. 25, 2017
Line of credit facility amount outstanding				$ 73,841
Variable rate basis		LIBOR plus 4.50%
Spread on variable rate		4.50%
Loan's tenor		5 years
Line of credit facility, Collateral		The Loan was secured by four of the Company’s vessels, two tanker vessels (Samsara and Balla) and two drybulk carrier vessels (Judd and Castellani).
Debt instrument covenant description		Fair market values of mortgaged vessels should be at least 200% of the Loan Facility Agreement outstanding amount
Cash repayment in full	$ 73,841
Weighted Average Interest Rate			6.05%